Acquisitions and Disposals - Summary of Investment in Associates and Joint Ventures (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about business combination [line items]
Total net cash (outflow)/inflow from investing activities	£ (8,772)	£ (1,777)	£ 2,161
Business combinations [member] | 2022 Acquisitions [member]
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents acquired/(divested)			21
Transaction costs paid			(6)
Total net cash (outflow)/inflow from investing activities			15
Business combinations [member] | Associates and joint ventures 2022 disposals [member]
Disclosure of detailed information about business combination [line items]
Cash consideration received/(paid)			(4)
Total net cash (outflow)/inflow from investing activities			(4)
Business combinations [member] | 2022 disposals demerger [Member]
Disclosure of detailed information about business combination [line items]
Cash consideration received/(paid)	0
Net deferred consideration	0
Cash outflow/inflow excluding transaction costs	(933)
Cash and cash equivalents acquired/(divested)	(933)
Transaction costs paid	(141)
Total net cash (outflow)/inflow from investing activities	(1,074)
Business combinations [member] | Cash flows in 2022 [member]
Disclosure of detailed information about business combination [line items]
Cash consideration received/(paid)	(3,392)
Net deferred consideration	0
Cash outflow/inflow excluding transaction costs	(3,108)
Cash and cash equivalents acquired/(divested)	284
Transaction costs paid	(79)
Total net cash (outflow)/inflow from investing activities	(3,187)
Business combinations [member] | 2022 disposals [Member]
Disclosure of detailed information about business combination [line items]
Cash consideration received/(paid)	0		786
Net deferred consideration	(34)		(19)
Cash outflow/inflow excluding transaction costs	(43)
Cash and cash equivalents acquired/(divested)	(9)		(481)
Transaction costs paid	0		(27)
Total net cash (outflow)/inflow from investing activities	£ (43)		£ 259
2021 disposals [Member ]
Disclosure of detailed information about business combination [line items]
Cash consideration received/(paid)		43
Net deferred consideration		(51)
Cash and cash equivalents acquired/(divested)		(1)
Transaction costs paid		(8)
Total net cash (outflow)/inflow from investing activities		(17)
Associates And Joint Ventures Two Thousand And Twenty One Disposals [Member]
Disclosure of detailed information about business combination [line items]
Cash consideration received/(paid)		277
Net deferred consideration		0
Cash and cash equivalents acquired/(divested)		0
Transaction costs paid		0
Total net cash (outflow)/inflow from investing activities		£ 277